Deferred Offering Costs (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Offering Costs [Abstract]
Schedule of Deferred Offering Costs	Deferred offering costs consist of the following:
	December 31, 2025	December 31, 2024
Deferred offering costs	$-	$269,752